Summary of Significant Accounting Policies - Self-Insurance (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 24, 2016	Apr. 26, 2015
Self-Insurance
Beginning balance	$ 26,253	$ 27,785
Additions
Charged to expenses	31,031	27,841
Employee contributions	9,353	8,550
Payments	(40,830)	(38,101)
Change in discount	(27)	178
Ending balance	$ 25,780	$ 26,253
Insurance claims
Self-Insurance
Estimated insurance liabilities, discount rate (as a percent)	1.00%	0.90%
Estimated insurance liabilities, discount amount	$ 645	$ 618